Segment reporting - Summary of Disaggregation of Revenue Geographically (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 655,295	€ 667,010	€ 1,320,658	€ 908,019	€ 476,040
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	365,675	342,500	687,752	394,525	346,016
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	289,620	324,510	632,906	513,494	130,024
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 128,696	€ 90,790	€ 217,377	€ 38,823	€ 19,004
Percentage of entity's revenue	20.00%	14.00%	17.00%	4.00%	4.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 126,700	€ 87,521	€ 212,027	€ 30,220	€ 15,248
Percentage of entity's revenue	35.00%	26.00%	31.00%	8.00%	4.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 1,996	€ 3,269	€ 5,350	€ 8,603	€ 3,756
Percentage of entity's revenue	1.00%	1.00%	1.00%	2.00%	3.00%
Asia and Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 156,030	€ 156,905	€ 329,750	€ 236,454	€ 106,245
Percentage of entity's revenue	24.00%	24.00%	25.00%	26.00%	22.00%
Asia and Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 105,410	€ 111,469	€ 201,887	€ 151,351	€ 80,060
Percentage of entity's revenue	29.00%	33.00%	29.00%	38.00%	23.00%
Asia and Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 50,620	€ 45,436	€ 127,863	€ 85,103	€ 26,185
Percentage of entity's revenue	17.00%	14.00%	20.00%	17.00%	20.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 63,228	€ 82,032	€ 149,106	€ 194,750	€ 224,107
Percentage of entity's revenue	10.00%	12.00%	11.00%	21.00%	47.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 58,708	€ 70,014	€ 129,248	€ 137,964	€ 202,002
Percentage of entity's revenue	16.00%	20.00%	19.00%	35.00%	58.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 4,520	€ 12,018	€ 19,858	€ 56,786	€ 22,105
Percentage of entity's revenue	2.00%	4.00%	3.00%	11.00%	17.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 293,177	€ 322,593	€ 593,652	€ 420,613	€ 122,070
Percentage of entity's revenue	44.00%	48.00%	45.00%	47.00%	26.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 67,679	€ 67,246	€ 130,683	€ 71,667	€ 47,797
Percentage of entity's revenue	18.00%	19.00%	19.00%	18.00%	15.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 225,498	€ 255,347	€ 462,969	€ 348,946	€ 74,273
Percentage of entity's revenue	78.00%	78.00%	73.00%	68.00%	57.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 14,164	€ 14,690	€ 30,773	€ 17,379	€ 4,612
Percentage of entity's revenue	2.00%	2.00%	2.00%	2.00%	1.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 7,178	€ 6,250	€ 13,907	€ 3,323	€ 907
Percentage of entity's revenue	2.00%	2.00%	2.00%	1.00%	0.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 6,986	€ 8,440	€ 16,866	€ 14,056	€ 3,705
Percentage of entity's revenue	2.00%	3.00%	3.00%	3.00%	3.00%